Goodwill and Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions					12 Months Ended
	Mar. 19, 2024 INR (₨)	Mar. 19, 2024 USD ($)	Jul. 01, 2023 INR (₨)	Jul. 01, 2023 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)	Jul. 01, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization					₨ 21,201.0	$ 254.4	₨ 0.0	₨ 0.0
Good will written off related to sale of business unit					73,576.1	$ 882.9
Good willI mpairment Loss					0.0
Goodwill					1,629,510.3		₨ 74,937.9	₨ 74,937.9	$ 19,552.6		$ 899.3	$ 899.3
eHDFC [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill			₨ 1,628,148.5		1,628,148.5				$ 19,536.2	$ 19,536.2
HDFC Credila Financial Services Limited [Member] | eHDFC [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Good will written off related to sale of business unit	₨ 73,576.1	$ 882.9	₨ 73,576.1	$ 882.8
Depreciation And Amortization [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization					₨ 21,201.0